Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash
Restricted Cash
4.	Restricted Cash

The following table presents restricted cash as of December 31:

	2009	2010
	(In millions of Korean won)
Reserve deposits with the Bank of Korea	5,734,677	2,822,548
Other	315,564	536,917

Total restricted cash	6,050,241	3,359,465

Reserve deposits with the Bank of Korea ("BOK") represent amounts required under the Republic of Korea's General Banking Act for payment of deposits.